BUSINESS COMBINATION UNDER COMMON CONTROL (Details Narrative)	12 Months Ended
Dec. 31, 2021
Business Combination Under Common Control
Business Combination Under Common Control	the Company entered into a sale and purchase agreement with Mr. Li Feilie, pursuant to which the Company acquired 100% of the equity interests of PST Technology and assumed the outstanding indebtedness owed to Mr. Li Feilie amounting to CNY129,958 (US$20,159), of which CNY19,958 (US$3,096) was due from Shenzhen Qianhai before December 31, 2020 and CNY110,000 (US$17,063) was a financial support provided by Mr. Li Feilie to Shenzhen New PST, which acquired 100% of the equity interest of Shenzhen Qianhai on July 6, 2021. The considerations consisted of: (1) 3,000,000 newly issued restricted common shares of the Company at a fair value of CNY28,794 (US$4,530); (2)120,000,000 shares (an 8.69% equity interest) of FARL held by the Company at a fair value of CNY85,312 (US$13,423); and (3) cash of CNY10,297 (US$1,597). PST Technology, through its wholly owned subsidiaries, owns a 51% equity interests in Shanghai Onway, which is principally engaged in sales of assembled equipment, the provision of construction services and participating in PPP projects as operator.